Earnings Per Share	12 Months Ended
Jun. 30, 2011
Earnings Per Share
5.	Earnings Per Share

Basic earnings per share are computed using the weighted-average number of common shares outstanding during the year. Diluted earnings per share are computed using the weighted-average number of common shares and common share equivalents outstanding during the year. Common share equivalents represent the dilutive effect of outstanding stock-based awards. The computation of net income per share was as follows:

	2011	2010	2009
Numerator:
Net income attributable to common shareholders	$1,049,130	$554,065	$508,515
Denominator:
Basic – weighted-average common shares	161,125,869	160,909,655	161,564,111
Increase in weighted-average common shares from dilutive effect of stock-based awards	3,672,352	1,992,062	1,155,037

Diluted – weighted-average common shares, assuming exercise of stock-based awards	164,798,221	162,901,717	162,719,148

Basic earnings per share	$6.51	$3.44	$3.15
Diluted earnings per share	$6.37	$3.40	$3.13

For 2011, 2010 and 2009, 1.6 million, 9.0 million, and 6.4 million common shares, respectively, subject to stock-based awards were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive.